Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events

The following subsequent events occurred post the relevant reporting period and the issuance of the Financial Statements.

Subscription agreement - Hydrogenial S.A.

On August 28, 2024, the Company entered into a Subscription Agreement with Hydrogenial S.A. (“Hydrogenial” or the “Investor”) for a $33.5 million investment, involving the purchase of 43,790,850 Class A shares and warrants for an additional 13,137,254 shares. The Investor failed to fund the transaction by the contractual closing date of September 30, 2024. The funding deadline was subsequently extended to October 25, 2024, at which date, the investor failed to fund.

On November 6, 2024, the Company’s subsidiary, Fusion Fuel Portugal, filed a €27 million damages claim against Hydrogenial’s CEO, in the Lisbon civil court, citing financial misrepresentation and the resulting pending insolvency of Fusion Fuel Portugal (see below). Despite the claim and insolvency, the Investor’s funding obligation remains in effect and management continue to have active discussions regarding the funding of the subscription agreement.

Insolvency of operating subsidiary

On November 11, 2024, Fusion Fuel Portugal, S.A. (“Fusion Fuel Portugal”), a wholly owned subsidiary of the Group filed for insolvency in the civil court of Sintra, Portugal, with a process number of 17685/24.5T8 SNT, and is currently undergoing insolvency proceedings. In Portugal, the courts typically appoint an insolvency administrator in the 3 to 5 working days after the filing. At this point, the insolvency administrator takes control of the company and defines the next steps for its activities and creditors. The insolvency administrator was appointed on November 14, 2024.

The Company no longer controls Fusion Fuel Portugal, S.A, for accounting purposes, and therefore, expects that it will be deconsolidated prospectively from 11 November 2024 in the 2024 financial statements.

Default notice on Belike Nominees Pty Ltd promissory notes

On May 7, 2024, Belike Nominees Pty Ltd issued a $1.15 million Placement Note (“May 2024 Note”), which included default provisions for bankruptcy or insolvency events.

The Placement Note provides for certain customary events of default (each, an “Event of Default”), including, among other things, the bankruptcy, insolvency, reorganization or liquidation proceedings or other proceedings for the relief of debtors that are instituted by or against the Company or any subsidiary of the Company (a “Bankruptcy Event of Default”).

As a result of Fusion Fuel Portugal’s insolvency filing on November 11, 2024, a Bankruptcy Event of Default may have been triggered, requiring immediate repayment at 125% of the outstanding amount, with an 18% annual default interest rate. As of that date, the outstanding balance was approximately $0.14 million. The Company has initiated discussions with the noteholder regarding a forbearance agreement or waiver, but no assurance can be given that an agreement will be reached.

Merger with Quality Industrial Corp.

On November 26, 2024, Parent completed the acquisition of a 69.36% stake in Quality Industrial Corp., a Nevada corporation (“Quality” or “QIND”), pursuant to a Stock Purchase Agreement dated November 18, 2024. The transaction involved issuing 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval.

As per SEC guidelines, the Company is required to disclose pro forma combined balance sheet and statement of operations for the two entities as at their most recent audited financial statements, to give effect to the Acquisition as if it had occurred on December 31, 2023. See disclosure note 18 for more details.

QIND is focused on acquisitions in the industrial, oil & gas, and utility sectors and seeks to pursue and execute acquisitions which accelerate their growth strategy. The entity has 6 employees. It has a clear acquisition strategy in place, targeting acquisitions to drive long-term value creation for shareholders. On March 27, 2024, QIND entered into a definitive Stock Purchase Agreement with the shareholders of Al Shola Al Modea Gas Distribution LLC (“ASG” or “Al Shola Gas”) to acquire a 51% interest in ASG. The Closing of the transaction took place upon the execution of the definitive Stock Purchase Agreement. Al Shola Gas is an engineering and distribution company in the LPG industry in the United Arab Emirates and was established in 1980 with around 120 employees. The company is one of the region’s leading suppliers and contractors of LPG centralized pipeline systems and is approved by The General Directorate of Civil Defense, Government of Dubai, as a Central Gas Contractor and LPG Supplier. Al Shola Gas is ISO 9001 certified and offers a wide range of services including Consultation, Design, Supply, Installation, Maintenance, Distribution and Commissioning of Central Gas Systems. ASG provides a wide range of bespoke solutions across all LPG related requirements.

Sale of Group´s interest in P2X Spain Sociedad Ltd. (previously Fusion Fuel Spain S.L.)

On 19 December 2024, Fusion Fuel Green Plc. transferred to EREE Desarrollos Empresariales S.L., 1,500 shares of P2X Spain Sociedad Ltd. representing 50% of its share capital, by virtue of the public deed executed before the Notary of Madrid. This is the entirety of Fusion Fuel Green Plc´s holdings in the company. The P2X Spain Sociedad Ltd. transfer deed contains the following two conditions that must be fulfilled for the sale and purchase to be completed. The first is the transfer of €370,100 when P2X Spain Sociedad Ltd. signs their deal with another company in Spain and a second payment of €145,000 with the closure of the consortium agreement in relation to the ECO2Fly Project of which P2X Spain Sociedad Ltd. is a member.

Equity line of credit and Convertible note – Keystone Capital & other investors

On January 10, 2025, the Company entered into a Securities Purchase Agreement with institutional investors for the private placement of senior convertible notes and warrants. The company issued senior convertible notes with an aggregate principal amount of $1.28 million at a 20% original issue discount, resulting in net proceeds of $1.025 million. The notes bear interest at 8% per annum, increasing to 22% upon default, and mature on July 10, 2026. The notes are convertible at the holder’s option into Class A Ordinary Shares at a conversion price of $0.559 per share, subject to adjustments, including full-ratchet antidilution protections and price resets based on market conditions. In the event of default, the notes may be converted at 80% of the lowest volume-weighted average price over the five trading days preceding the conversion, subject to a floor price of $0.1118 per share. The agreement restricts the company from entering into variable rate transactions, issuing new debt, declaring dividends, or conducting more than one reverse share split without investor consent. Investors have certain redemption rights in cases of change of control, asset sales, or subsequent equity placements, with redemptions occurring at a 15% premium to the greater of the outstanding amount or an alternate conversion-based calculation.

Additionally, the company entered into a registration rights agreement and $25 million equity line of credit (ELOC) arrangement. Under the ELOC, Parent may register Class A Ordinary Shares for resale, with restrictions on issuing new securities for 90 trading days following the effectiveness of the resale registration statement. Investors have a right of first refusal on any subsequent financing transactions through July 10, 2025. The company is required to reserve at least 150% of the maximum number of shares issuable upon conversion of the notes and exercise of the related warrants. The January 2025 warrants, issued in conjunction with the notes, allow investors to purchase 2,292,040 Class A Ordinary Shares at an initial exercise price of $0.559 per share, with similar antidilution protections and price adjustments.

Nasdaq equity and minimum bid-price compliance

On November 5, 2024, Nasdaq’s Listing Qualifications Staff issued a Staff Determination Notice denying Fusion Fuel’s request to transfer to the Nasdaq Capital Market, following its failure to regain compliance with Nasdaq’s $10 million stockholders’ equity requirement by the November 4, 2024 deadline.

Previously, the Company had been notified on May 8, 2024, that it was non-compliant with Nasdaq Listing Rule 5450(b)(1)(A), having reported $3,022,125 in stockholders’ equity in its 2023 Form 20-F. Additionally, on August 1, 2024, the Company received notice of non-compliance with Nasdaq’s $1.00 minimum bid price rule, as its stock had traded below this threshold for 31 consecutive business days.

The Company attend a hearing before Nasdaq’s Hearings Panel on January 8, which temporarily stays any delisting action. On January 30, Nasdaq approved Fusion Fuel Green PLC’s request to transfer its listing to The Nasdaq Capital Market, granting the company an additional 180-day grace period, until July 28, 2025, to regain compliance with the $1 minimum bid price requirement.

If, at any time before this deadline, the stock maintains a closing bid price of at least $1 per share for 10 consecutive business days Nasdaq will confirm compliance, and the issue will be resolved.